Basis Of Presentation	6 Months Ended
Jun. 30, 2011
Basis Of Presentation
Basis Of Presentation

Note 1: Basis of Presentation

The accompanying Consolidated Financial Statements of First Data Corporation ("FDC" or the "Company") should be read in conjunction with the Company's Annual Report on Form 10-K for the year ended December 31, 2010. Significant accounting policies disclosed therein have not changed.

The accompanying Consolidated Financial Statements are unaudited; however, in the opinion of management, they include all normal recurring adjustments necessary for a fair presentation of the consolidated financial position of the Company as of June 30, 2011, the consolidated results of its operations and comprehensive income (loss) for the three and six months ended June 30, 2011 and 2010 and the consolidated cash flows and changes in equity for the six months ended June 30, 2011 and 2010. Results of operations reported for interim periods are not necessarily indicative of results for the entire year due in part to the seasonality of certain business units.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from these estimates.

Presentation

Depreciation and amortization presented as a separate line item on the Company's Consolidated Statements of Operations does not include amortization of initial payments for new contracts which is recorded as a contra-revenue within "Transaction and processing service fees." Also not included is amortization related to equity method investments which is netted within the "Equity earnings in affiliates" line. The following table presents the amounts associated with such amortization:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Amortization of initial payments for new contracts	$10.1	$9.1	$19.7	$18.7
Amortization related to equity method investments	$18.0	$18.1	$33.7	$36.4

Revenue Recognition

The Company recognizes revenues from its processing services as such services are performed. Revenue is recorded net of certain costs such as credit and offline debit interchange fees and assessments charged by credit card associations. Debit network fees related to acquired personal identification number based debit ("PIN-debit") transactions are recognized in the "Reimbursable debit network fees, postage and other" revenue and expense lines of the Consolidated Statements of Operations. The following table presents the amounts associated with processing services revenue:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Interchange fees and assessments	$4,907.7	$4,465.8	$9,382.0	$8,535.4
Debit network fees	$797.5	$708.8	$1,523.2	$1,313.5

New Accounting Guidance

In May 2011, the Financial Accounting Standards Board revised its guidance on fair value measurements. The amendment clarifies certain aspects of the Board's intent for the application of existing fair value measurement requirements and additionally changes certain requirements for measuring fair value or for disclosing information about fair value measurements. The amendments will be effective for the Company during the first quarter of 2012. Management is currently assessing the impact of the revised guidance on its fair value measurements.